Stockholders' equity and reserves - Stockholders with 1% or more interest in the Company (Details)	Dec. 31, 2020 shares
Renaissance Technologies LLC [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	8,058,540
Number of Shares outstanding Percentage	1.34%
GBM Fondo de Inversin Total, S.A. de C.V [Member]
Disclosure of Stockholders' Equity and Reserves
Number of shares outstanding	7,336,703
Number of Shares outstanding Percentage	1.22%